Operating costs (Tables)	12 Months Ended
Dec. 31, 2025
Operating costs
Schedule of operating costs

	2025	2024	2023*
Staff costs (note 18)	389,230	242,591	238,527
Depreciation (notes 8/9)	8,472	192,698	11,752
External research and development costs	190,190	435,189	942,714
Patent maintenance and registration costs	188,918	283,382	229,227
Professional fees	1,314,859	1,206,813	1,163,839
D&O insurance	183,841	225,772	628,595
Fair value of services received at zero costs (note 10)	141,018	—	—
Other operating costs	570,930	578,830	645,501
Total operating costs	2,987,458	3,165,275	3,860,155